UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-08219

The Thurlow Funds, Inc.

(Exact name of registrant as specified in charter)

3212 Jefferson Street, #416

Napa, California 94558

(Address of principal executive offices)(Zip code)

Thomas F. Thurlow

The Thurlow Funds, Inc.

3212 Jefferson Street, #416

Napa, California  94558

(Name and address of agent for service)

With Copy To:

Martina Hearn

Attorney at Law

555 Bryant St. #262

Palo Alto, California 94301

Registrant's telephone number, including area code: (888) 848-7569

Date of fiscal year end: June 30

Date of reporting period: December 31, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

The Thurlow Growth Fund

December 31, 2004

Dear Fellow Shareholders,

Because of the prohibitive cost of running a small mutual fund, the management of the Thurlow Growth Fund has decided to close the Fund, as soon as is practicable.  Shareholders were mailed a letter to this effect in late December.

Shareholders should call our transfer agent, Mutual Shareholders Services (888-THURLOW or 888-848-7569), and request that their Thurlow Growth Fund shares be redeemed and a check be mailed to them.  Any shareholder who owns shares of the Thurlow Growth Fund in an IRA or other retirement account should immediately arrange for their shares at the Thurlow Growth Fund to be redeemed and the money from this redemption be sent directly to the custodian of the same type of retirement account elsewhere.  This is known as a “custodian to custodian transfer”.  Under applicable tax codes, whenever funds in a retirement account are moved, a transfer besides a custodian to custodian transfer could involve tax penalties.  As we do not wish this to happen to our shareholders, please take care that your retirement funds at Thurlow Growth Fund are transferred directly to another similar type of retirement account elsewhere.

We thank all of our shareholders for their continued support.  If managing a mutual fund were not so expensive, we would love to keep Thurlow Growth Fund in operation.  However, the time and expense needed to keep the Thurlow Growth Fund in operation are simply too much, so we are closing.

Again, thanks to all who supported the Thurlow Growth Fund.

Sincerely,

/s/Thomas F. Thurlow

Manager, Thurlow Growth Fund

The Thurlow Growth Fund

		Schedule of Investments
		December 31, 2004 (Unaudited)
Shares/Principal Amount		Market Value	% of Net Assets

Cash & Equivalents
605,983	First American Treasury Obligation Fund Cl A	605,983	98.43%
	Interest Rate 1.34% (Cost $605,983)

	Total Investments (Cost - $605,983)	$ 605,983	98.43%

	Other Assets less Liabilities	$ 9,681	1.57%

	Net Assets	$ 615,664	100.00%

The accompanying notes are an integral part of the financial statements.

The Thurlow Growth Fund

Statement of Assets and Liabilities
December 31, 2004 (Unaudited)

Assets:
Investment Securities at Market Value	$ 605,983
(Cost - $605,983)
Cash	10,000
Dividends and Interest	610
Total Assets	616,593
Liabilities
Accrued Management Fees	929
Total Liabilities	929
Net Assets	$ 615,664
Net Assets Consist of:
Capital Paid In	5,950,851
Accumulated Undistributed Net Investment Income (Loss)	(5,785)
Accumulated Realized Loss on Investments - Net	(5,329,402)
Unrealized Appreciation in Value of Investments-Net	-
Net Assets, for 209,572 Shares Outstanding	$ 615,664
Net Asset Value and Redemption Price
Per Share ($615,664/209,572 shares)	$ 2.94

The accompanying notes are an integral part of the financial statements.

The Thurlow Growth Fund

Statement of Operations
For the six months December 31, 2004 (Unaudited)

Investment Income:
Dividends	$ 1,343
Interest	3,457
Total Investment Income	4,800
Expenses:
Management Fees (Note 4)	10,585
Total Expenses	10,585

Net Investment Loss	$ (5,785)

Realized and Unrealized Gain/Loss on Investments:
Net Realized Gain on Investments	(86,606)
Net Unrealized Loss from Depreciation on Investments	(51,208)
Net Realized and Unrealized Loss on Investments	(137,814)

Net Decrease in Net Assets from Operations	$ (143,599)

The accompanying notes are an integral part of the financial statements.

The Thurlow Growth Fund

Statements of Changes in Net Assets
	(Unaudited)
	7/1/2004	7/1/2003
	to	to
	12/31/2004	6/30/2004
From Operations:
Net Investment Income (Loss)	$ (5,785)	$ (25,904)
Net Realized Gain (Loss) on Investments	(86,606)	59,160
Net Realized Gain (Loss) on Closed Short Positions	0	0
Net Unrealized (Depreciation) Appreciation	(51,208)	(220,219)
Net (Decrease) in Net Assets resulting from Operations	(143,599)	(186,963)
From Capital Share Transactions:
Proceeds From Sale of Shares	28,800	131,952
Net Asset Value of Shares Issued on Reinvestment of Distributions	0	0
Value of Shares Redeemed	(534,116)	(303,309)
	(505,316)	(171,357)

Net (Decrease) in Net Assets	(648,915)	(358,320)

Net Assets
Beginning of Year	1,264,579	1,622,899

End of Year	$ 615,664	$ 1,264,579

Share Transactions:
Issued	9,237	30,531
Reinvested	0	0
Redeemed	(181,517)	(72,658)
Net (decrease) in shares	(172,280)	(42,127)
Shares outstanding beginning of year	381,852	423,979
Shares outstanding end of year	209,572	381,852

The accompanying notes are an integral part of the financial statements.

The Thurlow Growth Fund

Financial Highlights
	(Unaudited)
Selected data for a share outstanding throughout the period:	7/1/2004	7/1/2003	7/1/2002	7/1/2001	7/1/2000	7/1/1999
	to	to	to	to	to	to
	12/31/2004	6/30/2004	6/30/2003	6/30/2002	6/30/2001	6/30/2000
Net Asset Value -
Beginning of Period	$3.31	$3.83	$3.80	$5.43	$22.86	$20.63
Net Investment Income (Loss)	(0.02)	(0.06)	(0.04)	(0.05)	0.04	(0.29)	(1)
Net Realized and Unrealized Gains ( Losses)	(0.35)	(0.46)	0.07	(1.58)	(10.93)	5.81	(1)
Total from Investment Operations	(0.37)	(0.52)	0.03	(1.63)	(10.89)	5.52
Distributions from Net Realized Gains (Losses)
Return of Capital	0.00	0.00	0.00	0.00	(4.12)	0.00
Distributions from Net Realized Gain from Security Transactions	0.00	0.00	0.00	0.00	(2.42)	(3.29)	(1)
Total Distributions	0.00	0.00	0.00	0.00	(6.54)	(3.29)
Net Asset Value -
End of Period	$2.94	$3.31	$3.83	$3.80	$5.43	$22.86

Total Return	(11.18)%	(13.58)%	0.79%	(30.02)%	(55.66)%	55.61%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	616	1,265	1,652	1,919	3,220	9,529
Ratio of Expenses to Average Net Assets	1.90%	1.90%	1.95%	2.13%	1.99%	1.95%
Ratio of Net Investment Income (Loss) to Average Net Assets	(1.05)%	(1.59)%	(1.19)%	(1.02)%	0.37%	(1.26)%
Ratio of Net Expenses to Average Net Assets - without fee waiver	1.90%	1.90%	1.95%	2.13%	1.99%	4.40%
Ratio of Net Investment Income to Average Net Assets - without fee waiver	(1.05)%	(1.59)%	(1.19)%	(1.02)%	0.37%	(3.66)%
Portfolio Turnover Rate	1937.58%	928.36%	1485.56%	1907.35%	1342.00%	951.00%

(1) Calculated based on Average Shares Outstanding

The accompanying notes are an integral part of the financial statements.

THE THURLOW GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2004 (UNAUDITED)

1.     ORGANIZATION

The Thurlow Funds, Inc. (the “Company”) was incorporated under the laws of Maryland on April 30, 1997, and is registered as a no-load, open-end, management investment company under the Investment Company Act of 1940.  The Company presently consists of one diversified investment portfolio, The Thurlow Growth Fund (the “Fund”).  The principal investment objective of the Fund is capital appreciation, with current income as a secondary objective.  Accordingly, the Fund has invested a large portion of its assets in money market instruments and conservative income producing stocks. The Fund commenced investment operations on August 8, 1997.

2.     SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect amounts reported herein.  Actual results could differ from those estimates.

a)

Investment Valuation – Common stocks that are listed on a securities exchange are valued at the last quoted sales price on the day the valuation is made.  Price information on listed securities is taken from the exchange where the security is primarily traded.  Common stocks which are listed on an exchange but which are not traded on the valuation date are valued at the current bid prices.  Unlisted equity securities for which market quotations are readily available and options are valued at the current bid prices.  Debt securities which will mature in more than 60 days will be valued at the latest bid prices furnished by an independent pricing service.  Short-term instruments with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.  Other assets and securities for which no quotations are readily available are valued at fair value as determined by management in accordance with procedures approved by the Board of Directors.

b)

Security Transactions and Investment Income- Securities transactions are recorded on the trade date.  Realized gains and losses are computed on an identified cost basis.  Interest income is recorded on the accrual basis, and includes the accretion of discounts and amortization of premiums.  Dividend income is recorded on the ex-dividend date.

c)

Income Taxes – It is the Fund's policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service.  This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income. The Fund intends to qualify each year as a “regulated investment company” under Sub Chapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

d)

Distributions to Shareholders- Distributions from net investment income for the Fund are declared and paid annually.  Distributions from net realized capital gains, if any, are paid at least annually.  To the extent that realized capital gains can be offset by capital loss carryforwards, it is the Fund’s policy not to distribute such gains.  Distributions to shareholders are recorded at the close of business on the ex-dividend date.

Income and capital gain distributions to shareholders are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.  Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations.

e)

Short Sales- The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security.  When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale.  A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

f)

Repurchase Agreements- In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian takes possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times.  If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

g)

Estimates- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

1.

INVESTMENT TRANSACTIONS

The aggregate purchases and sales of investments excluding U.S. Government securities and short-term investments, by the Fund for the six months ended December 31, 2004, were $2,302,855 and $2,747,564 respectively. There were no purchases or sales of U.S. government obligations during the year.

2.

INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Fund has entered into an Investment Advisory Agreement with Thurlow Capital Management, Inc. (“Adviser”).  Pursuant to its Investment Advisory Agreement with the Fund, the Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 1.90% as applied to the Fund’s daily net assets.  Certain officers and directors of the Fund are also officers and directors of the Investment Adviser. of the For the year ended December 31, 2004, the Fund paid $10,585 to Thurlow Capital Management for management fees.

Mutual Shareholder Services serves as transfer agent and accounting services agent, U.S. Bank serves as custodian and Thurlow Capital Management serves as administrator.

If the aggregate annual operating expenses (excluding interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items, including organizational costs) exceed 1.90% of the Fund’s average daily net assets, the Adviser is obligated to reimburse the Fund for the amount of such excess.

THE THURLOW GROWTH FUND

EXPENSE ILLUSTRATION

Expense Example

As a shareholder of the Thurlow Growth Fund, you incur one type of cost: management fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2004 through December 31, 2004.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Thurlow Growth Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2004	December 31, 2004	July 1,2004 to December 31,2004

Actual	$1,000.00	$888.22	$9.02
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,015.58	$9.63

* Expenses are equal to the Fund's annualized expense ratio of 1.90%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

THE THURLOW GROWTH FUND

ADDITIONAL INFORMATION

Board of Directors

Name, Address and Age	Position held with Board	Term of Office and Length of Time Served.	Principal Occupation(s) During last five years	Number of Portfolio’s overseen by Director.	Other Directorships held by Director or Officer
Thomas F. Thurlow* 3212 Jefferson St. #416 Napa, CA 94558 Age: 42	Director, Chairman of The Board of Directors	Since 1997	Portfolio manager for The Thurlow Growth Fund. Attorney in private practice.	1	0
Rajendra Prasad, M.D. 1310 East Ocean Blvd. #1204 Long Beach, CA 90802 Age: 59	Director	Since June 30, 2002	Portfolio manager for Prasad Growth Fund. Physician in private practice	1	1
Tamara Thurlow Field* 1150 Lakeway Drive #102 Lakeway, Texas 78734 Age: 40	Director	Since 1999	Founder, President and CEO of Apollo Hosting, a web-hosting business.	1	0
Christine Owens 440 Conil Way Portola Valley, CA 94028-7407 Age: 39	Director	Since 1999	Business Solutions Manager at Interwoven, Inc.	1	0
Stephanie E. Rosendahl* 1927 Lohmans Crossing, Suite 201A Lakeway, TX 78734 Age: 38	Director	Since 1997	Founder, President and CEO of Web-Site Source, a web-hosting business.	1	0
Natasha L. McRee 536 Ladin Lane Lakeway, TX 78734 Age: 33	Director	Since 1997	President, LagoTech Inc., Marketing Consulting	1	0
Robert C. McRee 536 Ladin Lane Lakeway, TX 78734 Age: 32	Director	Since 1998	Software Consultant, LagoTech, Inc.	1	0

*Directors who are or may be deemed to be "interested persons", as defined by the Investment Company Act of 1940.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 10.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of January 5, 2005, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Thurlow Funds, Inc.

By /s/Thomas F. Thurlow

     Thomas F. Thurlow

     President and CEO

Date March 9, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Thomas F. Thurlow

     Thomas F. Thurlow

     President, CEO and Treasurer

Date March 9, 2005